Investment Strategy	Jun. 08, 2026
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND
Prospectus [Line Items]
Strategy Narrative [Text Block]

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” please delete the “Kayne Anderson Rudnick Strategy” in the entirety.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” please delete the “GQG Strategy,” in the entirety and replace with the following:

GQG Strategy

GQG Partners LLC (“GQG”) constructs the GQG Strategy by investing in equity securities of emerging market companies. The equity securities in which the GQG Strategy invests are primarily publicly traded common stocks but may also include warrants and preferred stocks. Equity securities also include depositary receipts (including unsponsored depositary receipts and American, European, and Global Depositary Receipts (“ADRs,” “EDRs” and “GDRs,” respectively)), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies, and P-Notes, which are derivative instruments designed to replicate equity exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The GQG Strategy may invest in initial public offerings (“IPOs”) and securities of companies with any market capitalization. Certain instruments in which the GQG Strategy invests may be illiquid or thinly traded securities. The GQG Strategy may invest in exchange traded funds (“ETFs”), including commodity ETFs that provide exposure to or invest in gold.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” after the “GQG Strategy,” please add the following:

Lazard Strategy

Lazard Asset Management LLC (“Lazard”) constructs the Lazard Strategy by investing primarily in equity securities, principally common stocks, of emerging markets companies. Using a quantitative process, the Lazard Strategy selects investments from a broad investment universe of emerging market stocks and depositary receipts, including ADRs, EDRs, GDRs, real estate investment trusts (“REITs”), warrants and rights. The Lazard Strategy may invest across the market capitalization spectrum. The Lazard Strategy may invest in ETFs, generally those that pursue a passive index-based strategy.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” please move the “T. Rowe Price Strategy” and the “WCM Strategy” to end of the section.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” please delete the “WCM Strategy,” in the entirety and replace with the following:

WCM Strategy

WCM Investment Management, LLC (“WCM”) constructs the WCM Strategy by investing in equity securities of non-U.S. domiciled companies or depositary receipts of non-U.S. domiciled companies located in emerging market countries. WCM’s investments in equity securities may include common stocks, common stock that is offered in IPOs, and depositary receipts. The WCM Strategy’s investments in depositary receipts may include ADRs, EDRs, GRDs, and Canadian Depositary Receipts ( “CDRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. CDRs, EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” please delete second paragraph of the “WCM Strategy” in the entirety and replace with the following:

WCM’s investments in equity securities may include common stocks, common stock that is offered in initial public offerings (“IPOs”), and depositary receipts. The WCM Strategy’s investments in depositary receipts may include American, European, Canadian and Global Depositary Receipts (“ADRs”, “EDRs”, “CDRs”, and “GDRs”, respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. CDRs, EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

JNL MULTI-MANAGER FLOATING RATE INCOME FUND
Prospectus [Line Items]
Strategy Narrative [Text Block]

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” please delete the third paragraph in the entirety and replace with the following:

The Fund consists of four strategies, sometimes referred to as “sleeves.” Three sleeves are managed by unaffiliated investment managers, Artisan Partners Limited Partnership (“Artisan Partners”), FIAM LLC (“FIAM”), and Neuberger Berman Investment Advisers LLC (“NBIA”), and the other sleeve is managed by an affiliated investment manager, PPM America, Inc. (“PPM”, and together with Artisan Partners, FIAM, and NBIA, the “Sub-Advisers”). Each Sub-Adviser generally provides day-to-day management for a portion of the Fund’s assets.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” after the fifth paragraph please add the following:

Artisan Partners Strategy

Artisan Partners constructs the Artisan Partners Strategy by primarily investing in floating rate debt instruments that are attractively valued, such as floating rate leveraged loans, which could include, among other types of loans, senior secured loans, unsecured loans, second lien loans, bridge loans, and junior loans. The Artisan Partners Strategy seeks to invest in issuers with high quality business models that have compelling risk-adjusted return characteristics.

The Artisan Partners Strategy will invest primarily in instruments that are rated, at the time of purchase, below investment grade (below BBB- by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”) or below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”)), or comparably rated by another nationally recognized statistical rating organization (“NRSRO”), or unrated but determined by Artisan Partners to be of comparable quality, commonly known as “junk bonds.” Although the Artisan Partners Strategy expects to primarily invest in instruments that are rated below investment grade (or unrated but determined by Artisan Partners to be of comparable quality), the Artisan Partners Strategy may invest without limit in instruments of any credit quality, including investment grade instruments and securities of stressed or distressed issuers. The Artisan Partners Strategy may invest in debt securities of any maturity.

The Artisan Partners Strategy may invest without limit in securities and other instruments of U.S. and non-U.S. issuers, including issuers economically tied to “emerging market” countries, securities traded principally outside of the U.S., and securities denominated in currencies other than the U.S. dollar. The Artisan Partners Strategy usually seeks (but is not required) to hedge against the risk of loss resulting from currency fluctuation.

The Artisan Partners Strategy also may invest in other corporate fixed income instruments of varying maturities, including fixed-rate instruments, debentures, notes, commercial paper and other types of corporate debt instruments across the credit quality spectrum, such as stressed and distressed debt securities. The Artisan Partners Strategy may invest in private placements and other restricted securities (i.e., securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws).

The Artisan Partners Strategy may use derivatives for investment, duration management, or hedging purposes, or with the purpose or effect of creating investment leverage. The Artisan Partners Strategy may also use derivatives to manage liquidity risk. The Artisan Partners Strategy’s investments in derivative instruments may include investments in, among other instruments, futures contracts, swap contracts, and certain currency instruments such as currency forward contracts and currency swap contracts.

In the sections, “Summary Overview of Each Fund” and “Additional Information About Each Fund,” under “Principal Investment Strategies,” please change all references to the “FIAM Floating Rate Strategy” to the “FIAM Strategy” and move the strategy to below the “Artisan Partners Strategy.”

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” after the “FIAM Strategy,” please add the following:

NBIA Strategy

NBIA constructs the NBIA Strategy by investing mainly in floating rate senior secured loans issued in U.S. dollars by U.S. and foreign corporations, partnerships and other business entities (borrowers). These loans are often at the time of investment below investment grade securities (commonly known as “junk bonds”). The NBIA Strategy considers debt securities to be below investment grade if, at the time of investment, they are rated below the four highest categories by at least one independent credit rating agency or, if unrated, are determined to be of comparable quality. Floating interest rates vary with and adjust to reflect changes in a generally recognized base interest rate or the prime rate. The NBIA Strategy generally seeks to focus on loans of companies that are believed to have the ability to generate cash flow through a full business cycle, maintain adequate liquidity, and have access to both debt and equity capital, but may invest in loans of distressed companies.

The NBIA Strategy may also purchase fixed-rate loans, second lien loans, unsecured loans, investment grade and below investment grade fixed income securities, including investment grade short term debt obligations, convertible securities, money market instruments, repurchase agreements, and restricted securities.

In the sections, “Summary Overview of Each Fund” and “Additional Information About Each Fund,” under “Principal Investment Strategies,” please change all references to the “PPM America Floating Rate Income Strategy” to the “PPM America Strategy” and move the strategy to the end of the section.

JNL MULTI-MANAGER MID CAP FUND
Prospectus [Line Items]
Strategy Narrative [Text Block]

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” please delete the second paragraph in the entirety and replace with the following:

The Fund has flexibility in the relative weighting of each asset class and expects to vary the percentages of assets invested in each asset class from time to time. The Fund also maintains the flexibility to invest in securities of companies from a variety of sectors, but from time to time, the Fund may have significant investments in particular sectors, including but not limited to industrials. JNAM’s allocations to the underlying Sub-Advisers will be a function of a variety of factors including each underlying strategy’s expected returns, volatility, correlation, and contribution to the Fund’s overall risk profile.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” please delete the “Champlain Strategy” and the “Kayne Anderson Rudnick Strategy” in the entirety and replace with the following:

FIAM Strategy

FIAM LLC (“FIAM”) constructs the FIAM Strategy by investing primarily in common stocks of medium-sized companies that FIAM believes have above average growth potential. The FIAM Strategy may also invest in larger or smaller companies, in securities of domestic and foreign issuers, and in derivative instruments that provide investment exposure to these investments or exposure to one or more market risk factors associated with such investments.

Invesco Strategy

Invesco Advisers, Inc. (“Invesco”) constructs the Invesco Strategy by investing primarily in equity securities of mid-capitalization issuers and in derivatives and other instruments that have economic characteristics similar to such securities. The Invesco Strategy mainly invests in common stocks of U.S. companies that Invesco expects to have above-average growth rates. The Invesco Strategy seeks to invest in newer companies or in more established companies that are in the early growth phase of their business cycle, which is typically marked by above average growth rates. The Invesco Strategy may also invest in companies in other market capitalization ranges and in securities of issuers in any country, including developed countries and emerging market countries (i.e., those that are generally in the early stages of their industrial cycles).

JNL MULTI-MANAGER SMALL CAP VALUE FUND
Prospectus [Line Items]
Strategy Narrative [Text Block]

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” please delete the “Cooke & Bieler Strategy” and the “WCM Strategy” in the entirety.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” after the “Congress Strategy,” please add the following:

FIAM Strategy

FIAM LLC (“FIAM”) constructs the FIAM Strategy by investing primarily in common stocks of small capitalization companies that FIAM believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry.

FIAM uses fundamental analysis of factors such as each company’s financial condition and industry position, as well as market and economic conditions, to select investments. FIAM may invest the assets of the FIAM Strategy in securities of foreign issuers in addition to securities of domestic issuers, as well as derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments.

PIMCO/Research Affiliates Strategy

Pacific Investment Management Company LLC (“PIMCO”) constructs the PIMCO/Research Affiliates Strategy by investing in securities of small companies economically tied to the United States. The PIMCO/Research Affiliates Strategy will obtain exposure to a portfolio of stocks of small U.S. companies through investment in the securities that comprise the RAE US Small Portfolio. The PIMCO/Research Affiliates Strategy may also invest in companies of other market capitalizations. The stocks are selected by the PIMCO/Research Affiliates Strategy’s sub-sub-adviser, Research Affiliates, LLC from a broad universe of companies which satisfy certain liquidity and capacity requirements.

The PIMCO/Research Affiliates Strategy may invest, without limitation, in equity and equity-related securities, including common and preferred securities. Equity-related securities include securities having an equity component (e.g., hybrids, bank capital) and equity derivatives. The PIMCO/Research Affiliates Strategy may also invest in derivative instruments, such as options, forwards, futures contracts, options on futures and swap agreements. The PIMCO/Research Affiliates Strategy may also invest in real estate investment trusts. The PIMCO/Research Affiliates Strategy may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The PIMCO/Research Affiliates Strategy may also enter into reverse repurchase agreements.